Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Common Stock Subject to Possible Redemption

As of December 31, 2024 and 2023, the common stock subject to possible redemption reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Warrants	(43,470)
Proceeds allocated to Public Rights	(3,283,710)
Proceeds allocated to over-allotment option	(11,135)
Common Stock issuance cost	(4,376,044)
Plus:
Remeasurement of carrying value to redemption value	7,714,359
Common Stock subject to possible redemption, December 31, 2023	69,000,000
Plus:
Remeasurement of carrying value to redemption value	2,829,574
Common Stock subject to possible redemption, December 31, 2024	$71,829,574

Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock

The following table reflects the calculation of basic and diluted net income (loss) per share of Common Stock (in dollars, except per share amounts):

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic net income (loss) per common stock
Numerator:
Allocation of net income (loss)	$1,070,616	$305,203	$(12,385)	$(296,407)
Denominator:
Basic weighted average shares outstanding	6,900,000	1,967,000	71,429	1,709,423
Basic net income (loss) per common stock	$0.16	$0.16	$(0.17)	$(0.17)
Diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss)	$1,070,616	$305,203	$(12,016)	$(296,776)
Denominator:
Diluted weighted average shares outstanding	6,900,000	1,967,000	71,429	1,764,192
Diluted net income (loss) per common stock	$0.16	$0.16	$(0.17)	$(0.17)